Post-employment benefit obligations (Schedule of Defined Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	$ 23,910
Obligations, end of year	26,730	$ 23,910
Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	23,910	24,495
Current service costs	774	781
Interest costs	999	1,057
Benefits paid	(901)	(830)
Actuarial loss (gain)	1,948	(1,593)
Obligations, end of year	$ 26,730	$ 23,910